Fair Value Measurements Fair Value, Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases of Convertible Debt			$ 6,635	$ 0
Current Fiscal Year End Date		--12-31
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		$ 82,584	130,725	0	$ 0
Unrealized Gains (Losses) Still Held - Assets	[1]	(48,141)	(3,023)	0
Available-for-sale securities		27,482	32,950
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure		202,241	305,179
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		82,584	130,725
Contingent Consideration, Fair Value Disclosure		14,588	10,781
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure		202,241	305,179
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value			0
Contingent Consideration, Fair Value Disclosure		0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value			0
Contingent Consideration, Fair Value Disclosure		0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure		0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		82,584	130,725
Contingent Consideration, Fair Value Disclosure		14,588	10,781
Convertible debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		10,038	10,116
Convertible debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Convertible debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Convertible debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		10,038	10,116
Redeemable preferred shares [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		17,444	22,834
Redeemable preferred shares [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Redeemable preferred shares [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Redeemable preferred shares [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		17,444	22,834
Other Acquisitions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High		15,400
Convertible debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)		703	385	693
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		10,038	10,116	2,527	3,174
Unrealized Gains (Losses) Still Held - Assets	[1]	1,607	954	(647)
Redeemable preferred shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)		(816)	(451)	311
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value		17,444	22,834	4,910	$ 0
Unrealized Gains (Losses) Still Held - Assets	[1]	(816)	(451)	311
Purchase of redeemable preferred shares		$ 0	$ 18,375	$ 4,599

[1]	Represents the unrealized losses or gains recorded in earnings and/or other comprehensive income (loss) during the period for assets and liabilities classified as Level 3 that are still held (or outstanding) at the end of the period.